Vanguard Energy Opportunities Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Spliced Energy Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.57%	12.90%	4.77%
MSCI ACWI Energy + Utilities Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.57%	12.90%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.62%	18.04%	7.40%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.32%	16.01%	6.07%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.12%	14.30%	5.68%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	20.71%	18.13%	7.48%